Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Share
Ordinary share par value (in Dollars per share)	[1]	$ 0.008	$ 0.008
Ordinary share authorized (in Shares)	[1]	2,250,000,000	2,250,000,000
Ordinary share issued (in Shares)	[1]	3,236,141	3,104,891
Ordinary share outstanding (in Shares)	[1]	3,236,141	3,104,891
Class B Ordinary Share
Ordinary share par value (in Dollars per share)	[1]	$ 0.008	$ 0.008
Ordinary share authorized (in Shares)	[1]	250,000,000	250,000,000
Ordinary share issued (in Shares)	[1]	624,972	68,722
Ordinary share outstanding (in Shares)	[1]	624,972	68,722

[1]	Retrospectively restated for the effect of share consolidation (see Note 21).